Other Non-Current Assets - Summary of Other Non-Current Assets (Parenthetical) (Detail) $ in Millions	Jun. 30, 2021 USD ($)
HM Revenue And Customs [Member]
Disclosure Of Other Non-current Assets Table [line items]
Tax receivable	$ 56